Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 3.2%
91,191		AGL Energy Ltd.	$1,179,735	0.2
793,894		Aurizon Holdings Ltd.	3,164,740	0.5
138,292		BHP Group Ltd.	3,417,275	0.5
241,479		Coca-Cola Amatil Ltd.	1,737,668	0.3
167,906		Crown Resorts Ltd.	1,365,872	0.2
11,332		Macquarie Group Ltd.	1,004,494	0.1
115,413		Newcrest Mining Ltd.	2,663,233	0.4
83,088		Rio Tinto Ltd.	5,204,216	0.7
43,651		Sonic Healthcare Ltd.	827,669	0.1
295,601		Sydney Airport	1,603,989	0.2
			22,168,891	3.2

		Belgium: 0.3%
27,646		UCB S.A.	2,005,790	0.3

		Canada: 4.6%
42,233		Bank of Nova Scotia	2,398,787	0.4
86,574		BCE, Inc.	4,187,389	0.6
51,602		Canadian Imperial Bank of Commerce - XTSE	4,257,550	0.6
86,817		CI Financial Corp.	1,266,689	0.2
55,569		Empire Co. Ltd.	1,504,517	0.2
75,650		Great-West Lifeco, Inc.	1,816,377	0.3
20,486		iA Financial Corp., Inc.	932,257	0.1
17,970		Kirkland Lake Gold Ltd.	805,011	0.1
70,738	(1)	National Bank Of Canada	3,519,681	0.5
66,932		Open Text Corp.	2,730,124	0.4
20,141		Rogers Communications, Inc.	981,016	0.1
105,563		TELUS Corp.	3,756,875	0.5
46,946		Waste Connections, Inc.	4,319,032	0.6
			32,475,305	4.6

		China: 0.4%
903,000		BOC Hong Kong Holdings Ltd.	3,064,078	0.4

		Denmark: 1.2%
17,609		Carlsberg A/S	2,602,224	0.4
19,270		H Lundbeck A/S	638,852	0.1
97,613		Novo Nordisk A/S	5,044,267	0.7
			8,285,343	1.2

		Finland: 0.7%
21,217	(1)	Neste OYJ	701,959	0.1
23,589		Orion Oyj	878,997	0.1
91,922		Sampo OYJ	3,652,284	0.5
			5,233,240	0.7

		France: 2.0%
58,974		Alstom SA	2,442,901	0.3
43,060		Edenred	2,065,586	0.3
11,505		Eiffage SA	1,192,671	0.2
91,244		Getlink SE	1,370,105	0.2
232,033		Orange SA	3,631,780	0.5
72,351		Societe Generale	1,981,854	0.3
12,059		Sodexo SA	1,353,806	0.2
			14,038,703	2.0

		Germany: 1.0%
6,534		Allianz SE	1,520,938	0.2
58,081		Deutsche Lufthansa AG	922,048	0.1
106,596		Deutsche Post AG	3,552,348	0.5
454,917		Telefonica Deutschland Holding AG	1,268,355	0.2
			7,263,689	1.0

		Guernsey: 0.5%
55,713		Amdocs Ltd.	3,683,186	0.5

		Hong Kong: 1.1%
433,500		CK Hutchison Holdings Ltd.	3,826,995	0.6
866,000		HKT Trust / HKT Ltd.	1,373,755	0.2
16,700		Jardine Matheson Holdings Ltd.	893,737	0.1
213,000		Power Assets Holdings Ltd.	1,429,835	0.2
			7,524,322	1.1

		Israel: 0.3%
291,314		Bank Leumi Le-Israel BM	2,074,105	0.3

		Italy: 0.9%
209,539	(2)	Poste Italiane SpA	2,381,858	0.3
759,409		Snam SpA	3,835,962	0.6
			6,217,820	0.9

		Japan: 8.2%
85,800		ANA Holdings, Inc.	2,890,563	0.4
156,900		Canon, Inc.	4,195,847	0.6
14,800		Central Japan Railway Co.	3,051,901	0.4
85,300		Fuji Film Holdings Corp.	3,757,501	0.5
3,100		Hikari Tsushin, Inc.	672,525	0.1
118,500		Japan Airlines Co. Ltd.	3,519,381	0.5
47,300		Kamigumi Co., Ltd.	1,074,467	0.2
32,000		Konami Holdings Corp.	1,550,196	0.2
14,300		Kyocera Corp.	891,614	0.1
42,800		Kyushu Railway Co.	1,366,170	0.2
33,900		Medipal Holdings Corp.	756,724	0.1
19,900		MEIJI Holdings Co., Ltd.	1,455,630	0.2
36,400	(1)	Mitsubishi Corp.	896,274	0.1
108,800		MS&AD Insurance Group Holdings, Inc.	3,536,452	0.5
30,900		Nippon Electric Glass Co., Ltd.	690,911	0.1
57,100		Nippon Telegraph & Telephone Corp.	2,731,876	0.4
26,800		NTT DoCoMo, Inc.	684,328	0.1
186,500		ORIX Corp.	2,789,854	0.4
26,600		Sankyo Co., Ltd.	915,344	0.1
134,400		Seiko Epson Corp.	1,909,079	0.3
197,800		Sekisui House Ltd.	3,903,026	0.6
95,100	(1)	Softbank Corp.	1,288,575	0.2
259,900		Sumitomo Corp.	4,068,855	0.6
38,200		Sumitomo Mitsui Financial Group, Inc.	1,312,633	0.2
50,900		Sundrug Co., Ltd.	1,606,066	0.2
17,600		Suzuken Co., Ltd.	947,401	0.2
811		United Urban Investment Corp.	1,553,678	0.2

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
42,900		West Japan Railway Co.	$3,629,817	0.5
			57,646,688	8.2

		Netherlands: 3.1%
107,042	(2)	ABN AMRO Bank NV	1,885,702	0.3
274,777		ING Groep NV	2,870,531	0.4
234,124		Koninklijke KPN NV	729,636	0.1
96,388		NN Group NV	3,415,867	0.5
248,729		Royal Dutch Shell PLC - Class A	7,294,676	1.0
88,678		Unilever NV	5,324,903	0.8
			21,521,315	3.1

		New Zealand: 0.1%
282,373		Spark New Zealand Ltd.	779,940	0.1

		Norway: 0.7%
128,520		Mowi ASA	2,968,453	0.4
134,527		Orkla ASA	1,224,104	0.2
50,461		Telenor ASA	1,012,444	0.1
			5,205,001	0.7

		Singapore: 0.8%
777,700		ComfortDelgro Corp., Ltd.	1,351,222	0.2
218,900		SATS Ltd.	767,577	0.1
252,500		Singapore Exchange Ltd.	1,549,097	0.2
352,300		Singapore Technologies Engineering Ltd.	979,295	0.2
993,500		Yangzijiang Shipbuilding Holdings Ltd.	690,786	0.1
			5,337,977	0.8

		Spain: 1.9%
12,141	(2)	Aena SME SA	2,222,457	0.3
58,249		Amadeus IT Group SA	4,173,648	0.6
97,702		Enagas	2,258,536	0.3
138,860		Ferrovial SA - FERE	4,012,128	0.6
131,043		Telefonica S.A.	1,001,322	0.1
			13,668,091	1.9

		Switzerland: 2.6%
48,363		Nestle SA	5,245,187	0.7
25,808		Roche Holding AG	7,514,379	1.1
13,870		Zurich Insurance Group AG	5,312,320	0.8
			18,071,886	2.6

		United Kingdom: 4.6%
263,593	(2)	Auto Trader Group PLC	1,652,104	0.2
390,693		Aviva PLC	1,917,975	0.3
587,720		Barclays PLC	1,082,869	0.1
234,037		Barratt Developments PLC	1,863,076	0.3
888,162		BT Group PLC	1,948,098	0.3
130,996		Compass Group PLC	3,370,867	0.5
489,670		Direct Line Insurance Group PLC	1,806,634	0.2
284,935		Evraz PLC	1,639,956	0.2
257,282		GlaxoSmithKline PLC	5,514,711	0.8
1,225,731		Legal & General Group PLC	3,741,306	0.5
620,092		Marks & Spencer Group PLC	1,404,483	0.2
147,440		Persimmon PLC	3,932,231	0.6
376,261		Royal Bank of Scotland Group PLC	959,043	0.1
937,084		Vodafone Group PLC	1,866,948	0.3
			32,700,301	4.6

		United States: 60.1%
77,332		AbbVie, Inc.	5,855,579	0.8
10,780		Accenture PLC	2,073,533	0.3
87,725		Aflac, Inc.	4,589,772	0.7
23,530		Air Products & Chemicals, Inc.	5,220,366	0.7
17,525		Allison Transmission Holdings, Inc.	824,551	0.1
26,980		Allstate Corp.	2,932,186	0.4
124,646		Altria Group, Inc.	5,098,021	0.7
41,081		Ameren Corp.	3,288,534	0.5
21,734		Amgen, Inc.	4,205,746	0.6
296,606		Annaly Capital Management, Inc.	2,610,133	0.4
120,843		Apple Hospitality REIT, Inc.	2,003,577	0.3
210,067		AT&T, Inc.	7,948,935	1.1
16,401		Avnet, Inc.	729,598	0.1
81,598		Bank of America Corp.	2,380,214	0.3
145,415		BGC Partners, Inc.	799,782	0.1
54,342		Booz Allen Hamilton Holding Corp.	3,859,369	0.6
32,642	(1)	Brinker International, Inc.	1,392,834	0.2
102,688		Bristol-Myers Squibb Co.	5,207,308	0.7
31,584		Broadridge Financial Solutions, Inc. ADR	3,929,997	0.6
7,121		Camden Property Trust	790,502	0.1
4,775		Carlisle Cos., Inc.	694,953	0.1
67,525		CDK Global, Inc.	3,247,277	0.5
9,257		CDW Corp.	1,140,833	0.2
4,448		Chemed Corp.	1,857,351	0.3
56,149		Chevron Corp.	6,659,271	0.9
76,873	(1)	Chimera Investment Corp.	1,503,636	0.2
59,450		Cinemark Holdings, Inc.	2,297,148	0.3
149,412		Cisco Systems, Inc.	7,382,447	1.1
10,349		Citigroup, Inc.	714,909	0.1
39,619		Citrix Systems, Inc.	3,824,026	0.5
62,162		CMS Energy Corp.	3,975,260	0.6
13,168		Columbia Sportswear Co.	1,275,848	0.2
34,095		Comerica, Inc.	2,249,929	0.3
57,323		CoreCivic, Inc.	990,541	0.1
11,910		CSX Corp.	825,006	0.1
33,354		Darden Restaurants, Inc.	3,943,110	0.6
22,960		DTE Energy Co.	3,052,762	0.4
26,725		Eaton Corp. PLC	2,222,184	0.3
47,400		Eli Lilly & Co.	5,300,742	0.8
11,491		Encompass Health Corp.	727,150	0.1
250,895		Equitrans Midstream Corp.	3,650,522	0.5
4,373		Everest Re Group Ltd.	1,163,612	0.2
54,185		Evergy, Inc.	3,606,554	0.5

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
20,685	Exelon Corp.	$999,292	0.1
31,413	Expedia Group, Inc.	4,222,221	0.6
19,587	Exxon Mobil Corp.	1,383,038	0.2
5,195	Federal Realty Investment Trust	707,247	0.1
29,040	Fidelity National Financial, Inc.	1,289,666	0.2
59,708	Flir Systems, Inc.	3,140,044	0.4
45,583	Flowers Foods, Inc.	1,054,335	0.2
76,353	Gaming and Leisure Properties, Inc.	2,919,739	0.4
82,176	General Mills, Inc.	4,529,541	0.6
29,083	General Motors Co.	1,090,031	0.2
36,708	Genuine Parts Co.	3,655,750	0.5
52,801	Geo Group, Inc./The	915,569	0.1
69,127	Hartford Financial Services Group, Inc.	4,189,787	0.6
9,549	HCA Healthcare, Inc.	1,149,891	0.2
30,231	Hershey Co.	4,685,503	0.7
218,097	Hewlett Packard Enterprise Co.	3,308,531	0.5
34,819	Honeywell International, Inc.	5,891,375	0.8
115,702	Intel Corp.	5,962,124	0.9
42,759	International Business Machines Corp.	6,218,014	0.9
15,543	Intuit, Inc.	4,133,505	0.6
34,041	j2 Global, Inc.	3,091,604	0.4
82,708	Jabil, Inc.	2,958,465	0.4
71,999	Johnson & Johnson	9,315,231	1.3
49,651	JPMorgan Chase & Co.	5,843,426	0.8
130,762	Juniper Networks, Inc.	3,236,360	0.5
27,921	Kimberly-Clark Corp.	3,966,178	0.6
38,501	Kohl's Corp.	1,911,960	0.3
21,680	L3Harris Technologies, Inc.	4,523,315	0.6
14,207	Lamar Advertising Co.	1,163,980	0.2
46,460	Leidos Holdings, Inc.	3,989,985	0.6
6,628	Life Storage, Inc.	698,657	0.1
43,474	LogMeIn, Inc.	3,084,915	0.4
67,488	Maxim Integrated Products	3,908,230	0.6
26,265	MAXIMUS, Inc.	2,029,234	0.3
23,302	McDonald's Corp.	5,003,172	0.7
89,150	Merck & Co., Inc.	7,504,647	1.1
178,164	MFA Financial, Inc.	1,311,287	0.2
61,405	MGIC Investment Corp.	772,475	0.1
148,730	Microsoft Corp.	20,677,932	2.9
8,154	Motorola Solutions, Inc.	1,389,523	0.2
51,653	New Residential Investment Corp.	809,919	0.1
30,983	Nielsen Holdings PLC	658,389	0.1
7,006	Norfolk Southern Corp.	1,258,698	0.2
37,063	OGE Energy Corp.	1,681,919	0.2
134,366	Old Republic International Corp.	3,167,007	0.5
51,424	Omnicom Group	4,026,499	0.6
53,428	Oneok, Inc.	3,937,109	0.6
115,423	Oracle Corp.	6,351,728	0.9
24,738	Outfront Media, Inc.	687,222	0.1
52,163	Paychex, Inc.	4,317,532	0.6
51,428	PepsiCo, Inc.	7,050,779	1.0
184,769	Pfizer, Inc.	6,638,750	0.9
79,504	Philip Morris International, Inc.	6,036,739	0.9
41,081	Phillips 66	4,206,694	0.6
16,017	Pinnacle West Capital Corp.	1,554,770	0.2
153,065	Plains GP Holdings L.P.	3,249,570	0.5
33,041	Popular, Inc.	1,786,857	0.3
62,323	Procter & Gamble Co.	7,751,735	1.1
15,063	Public Storage, Inc.	3,694,502	0.5
42,559	Quest Diagnostics, Inc.	4,555,090	0.6
49,489	Republic Services, Inc.	4,283,273	0.6
118,170	Retail Properties of America, Inc.	1,455,854	0.2
2,094	Roper Technologies, Inc.	746,720	0.1
29,918	Royal Gold, Inc.	3,686,197	0.5
112,184	Sabre Corp.	2,512,361	0.4
65,343	Service Corp. International	3,124,049	0.4
20,597	Simon Property Group, Inc.	3,205,923	0.5
33,889	Sonoco Products Co.	1,972,679	0.3
79,753	Southern Co.	4,926,343	0.7
50,280	Starbucks Corp.	4,445,758	0.6
84,332	(1) Tanger Factory Outlet Centers, Inc.	1,305,459	0.2
24,286	Target Corp.	2,596,416	0.4
45,751	Texas Instruments, Inc.	5,912,859	0.8
161,637	Two Harbors Investment Corp.	2,122,294	0.3
56,061	Tyson Foods, Inc.	4,829,095	0.7
73,960	Walgreens Boots Alliance, Inc.	4,090,728	0.6
43,266	Waste Management, Inc.	4,975,590	0.7
116,310	Wells Fargo & Co.	5,866,676	0.8
193,990	Western Union Co.	4,494,748	0.6
56,592	Xerox Holdings Corp.	1,692,667	0.2
39,534	Yum! Brands, Inc.	4,484,342	0.6
18,552	Zions Bancorp NA	825,935	0.1
		422,848,861	60.1

	Total Common Stock
	(Cost $669,797,669)	691,814,532	98.3

EXCHANGE-TRADED FUNDS: 0.5%
16,431	iShares MSCI EAFE ETF	1,071,466	0.2
7,291	SPDR S&P 500 ETF Trust	2,163,750	0.3

	Total Exchange-Traded Funds
	(Cost $3,118,153)	3,235,216	0.5

	Total Long-Term Investments
	(Cost $672,915,822)	695,049,748	98.8

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreements: 1.4%
666,626	(3)	BNP Paribas S.A., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $666,669, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $679,959, due 11/15/19-02/15/49)	$666,626	0.1
2,255,906	(3)	Citigroup, Inc., Repurchase Agreement dated 09/30/19, 2.32%, due 10/01/19 (Repurchase Amount $2,256,049, collateralized by various U.S. Government Agency Obligations, 2.500%-9.000%, Market Value plus accrued interest $2,301,025, due 06/01/24-10/01/49)	2,255,906	0.3
2,255,906	(3)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $2,256,052, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,301,024, due 11/21/19-10/01/49)	2,255,906	0.3
2,255,906	(3)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $2,256,056, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $2,301,025, due 08/15/22-06/20/69)	2,255,906	0.4
2,255,906	(3)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $2,256,057, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $2,301,024, due 10/02/19-11/20/48)	2,255,906	0.3
			9,690,250	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
957,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840% (Cost $957,000)	957,000	0.1

	Total Short-Term Investments (Cost $10,647,250)	10,647,250	1.5

	Total Investments in Securities (Cost $683,563,072)	$705,696,998	100.3
	Liabilities in Excess of Other Assets	(2,287,578)	(0.3)
	Net Assets	$703,409,420	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Information Technology	20.0%
Financials	15.5
Industrials	11.8
Health Care	10.9
Consumer Staples	10.3
Consumer Discretionary	7.9
Communication Services	6.4
Utilities	4.5
Energy	4.4
Materials	3.5
Real Estate	3.1
Exchange-Traded Funds	0.5
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$22,168,891	$–	$22,168,891
Belgium	–	2,005,790	–	2,005,790
Canada	32,475,305	–	–	32,475,305
China	–	3,064,078	–	3,064,078
Denmark	–	8,285,343	–	8,285,343
Finland	–	5,233,240	–	5,233,240
France	1,353,806	12,684,897	–	14,038,703
Germany	1,268,355	5,995,334	–	7,263,689
Guernsey	3,683,186	–	–	3,683,186
Hong Kong	–	7,524,322	–	7,524,322
Israel	–	2,074,105	–	2,074,105
Italy	–	6,217,820	–	6,217,820
Japan	–	57,646,688	–	57,646,688
Netherlands	–	21,521,315	–	21,521,315
New Zealand	–	779,940	–	779,940
Norway	–	5,205,001	–	5,205,001
Singapore	–	5,337,977	–	5,337,977
Spain	–	13,668,091	–	13,668,091
Switzerland	–	18,071,886	–	18,071,886
United Kingdom	–	32,700,301	–	32,700,301
United States	422,848,861	–	–	422,848,861
Total Common Stock	461,629,513	230,185,019	–	691,814,532
Exchange-Traded Funds	3,235,216	–	–	3,235,216
Short-Term Investments	957,000	9,690,250	–	10,647,250
Total Investments, at fair value	$465,821,729	$239,875,269	$–	$705,696,998

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Voya Global Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $684,443,367.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,730,838
Gross Unrealized Depreciation	(29,352,687)

Net Unrealized Appreciation	$21,378,151